Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Variable Interest Entity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Current Assets	$ 1,920	$ 1,820
Noncurrent Assets	1,102	756
Total Assets	3,022	2,576
Current Liabilities	1,931	1,795
Noncurrent Liabilities	1,355	1,227
Total Liabilities	$ 3,286	$ 3,022
IAE Collaboration [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	61.00%
International Aero Engines AG [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	49.50%